Related party transactions (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																					1 Months Ended		5 Months Ended		12 Months Ended
	Oct. 27, 2015 USD ($)	Oct. 26, 2015 USD ($)	Oct. 26, 2015 CNY (¥)	Jun. 01, 2015 USD ($) shares	Jun. 01, 2015 CNY (¥) shares	May. 04, 2015 USD ($)	May. 04, 2015 CNY (¥)	Mar. 12, 2015 USD ($)	Mar. 12, 2015 CNY (¥)	Feb. 27, 2014 USD ($)	Oct. 12, 2013 USD ($)	Oct. 12, 2013 CNY (¥)	Sep. 27, 2013 CNY (¥)	Aug. 06, 2013 USD ($)	Aug. 06, 2013 CNY (¥)	Jul. 22, 2013 USD ($)	Jul. 22, 2013 CNY (¥)	Apr. 22, 2013 USD ($)	Apr. 22, 2013 CNY (¥)	Dec. 28, 2012 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	May. 31, 2015 USD ($)	May. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Nov. 21, 2013 USD ($) $ / shares shares	Nov. 01, 2013 $ / shares
Related party transactions
Imputed interest																												¥ 2,050
Loan interest expense																									$ 7,273	¥ 47,112		115
Loan interest income																									181	1,173
Due from related parties																					$ 125,525				125,525				¥ 813,123		¥ 39,951
Due to related party																					$ 302,803				$ 302,803				1,961,500		6,305
Class B ordinary shares
Related party transactions
Share price (in dollars per share) | $ / shares																					$ 5				$ 5							$ 5	$ 5.00
Benchmark revenue to be achieved for year ending December 31, 2014
Related party transactions
Aggregate benchmark revenue																													480,000
Benchmark revenue to be achieved for year ending December 31, 2015
Related party transactions
Aggregate benchmark revenue																													630,000
Benchmark revenue to be achieved for year ending December 31, 2016
Related party transactions
Aggregate benchmark revenue																													800,000
Baidu Warrants
Related party transactions
Warrants issued in exchange for the services to be performed | shares																																45,800,000
Baidu Netcom
Related party transactions
Amounts paid and expenses incurred to related parties																									$ 14,469	¥ 93,725	¥ 165,058	91,533
Loans from related parties																				¥ 50,000
Repayment of loans from related parties																												50,000
Imputed interest																												674
Upfront payments made to related parties																												¥ 10,000	6,600	$ 1,019	22,000
Expected period for delivery of services from upfront payments made																									12 months	12 months
Repayment term of loan from related parties																				6 months
Market interest rate (as a percent)																												5.60%
Due from related parties																					$ 1,077				$ 1,077				6,976		25,210
Bo Rui
Related party transactions
Amounts paid and expenses incurred to related parties																									2,826	¥ 18,309	547	¥ 202
Due to related party																					$ 1,068				1,068				¥ 6,921		50
Bo Dong
Related party transactions
Amounts paid and expenses incurred to related parties																									$ 73	¥ 475	4,780	1,195
Baidu, Inc.
Related party transactions
Amounts paid and expenses incurred to related parties																											4,714
Initial term of business cooperation agreement																									3 years	3 years
Minimum percentage of ownership held by related party necessary to maintain initial agreement term																					50.00%				50.00%				50.00%
Percentage of Benchmark MTG if not achieved which will resulted into downward adjustment of number of shares issuable upon exercise of warrants																					90.00%				90.00%				90.00%
Amounts of expenses contributed by related parties																											¥ 3,304	5,920
Due to related party																															4,714
Baidu, Inc. | Revolving credit facility
Related party transactions
Repayment of loans from related parties						$ 96,792	¥ 627,000	$ 78,267	¥ 507,000
Loan interest expense																									$ 6,512	¥ 42,182
Revolving credit facility, maximum borrowing capacity | $										$ 300,000
Term										3 years
Commitment fee | $										$ 0
Percentage of variable rate basis for determination of interest rate										90.00%
Baidu, Inc. | Zhixin Cooperation Agreement
Related party transactions
Compensation received from termination				$ 31,955	¥ 207,000
Automatic renewal term of agreement																									7 years	7 years
Revenue entitled to Baidu, Inc. in excess of benchmark revenue (as a percent)																					76.00%				76.00%				76.00%
Remeasurement loss																							$ 61,439	¥ 397,987
Baidu, Inc. | Zhixin Cooperation Agreement | Class B ordinary shares
Related party transactions
Number of shares into which warrants converted | shares				11,450,000	11,450,000
Baidu, Inc. | Zhixin Cooperation Agreement | Exercisable from January 15, 2015
Related party transactions
Warrants exercisable | shares																					11,450,000				11,450,000				11,450,000
Percentage of warrants exercisable																					25.00%				25.00%				25.00%
Baidu, Inc. | Zhixin Cooperation Agreement | Exercisable from January 15, 2016
Related party transactions
Warrants exercisable | shares																					16,030,000				16,030,000				16,030,000
Percentage of warrants exercisable																					35.00%				35.00%				35.00%
Baidu, Inc. | Zhixin Cooperation Agreement | Exercisable from January 15, 2017
Related party transactions
Warrants exercisable | shares																					18,320,000				18,320,000				18,320,000
Percentage of warrants exercisable																					40.00%				40.00%				40.00%
Baidu, Inc. | Zhixin Cooperation Agreement | Baidu Warrants
Related party transactions
Value of warrants to be issued | $																																$ 229,000
Exercise price | $ / shares																																$ 0
Cash per warrants to be paid in default | $ / shares																					$ 5				$ 5
Period preceding the settlement used to calculate average closing price of Class B ordinary share																									10 days	10 days
Baidu, Inc. | Zhixin Cooperation Agreement | Minimum
Related party transactions
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2014																									2190 Millions	2190 Millions	2190 Millions
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2015																									2190 Millions	2190 Millions
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2016																									2196 Millions	2196 Millions
Baidu, Inc. | Zhixin Cooperation Agreement | Maximum | Baidu Warrants
Related party transactions
Percentage of voting interest sustained on exercise of warrants in case of defaults																					49.90%				49.90%				49.90%
Baidu Times
Related party transactions
Amounts paid and expenses incurred to related parties																									$ 2,338	¥ 15,148	¥ 7,670	0
Loans from related parties		$ 98,768	¥ 639,800																						98,768	639,800
Loan interest expense																									761	4,930
Repayment term of loan from related parties		12 months	12 months
Interest rate on the loan from/to related party (as a percent)		4.14%	4.14%
Due from related parties																															3,670
Due to related party																					$ 99,714				99,714				¥ 645,926		768
Baidu Online
Related party transactions
Amounts paid and expenses incurred to related parties																									14,497	93,909
Loans from related parties													¥ 50,000					$ 15,437	¥ 100,000						175,059	1,134,000		150,000
Repayment of loans from related parties												¥ 50,000																150,000
Repayment of loans to related parties																	¥ 100,000
Imputed interest																$ 212	¥ 1,376
Loan interest expense											$ 18	¥ 115
Repayment term of loan from related parties																		3 months	3 months
Market interest rate (as a percent)																5.60%	5.60%
Interest rate on the loan from/to related party (as a percent)													6.00%
Repayment term of loan to related parties													15 days
Due from related parties																					7,848				7,848				50,839
Due to related party																					190,543				190,543				1,234,301
Nuo, Mi
Related party transactions
Amounts paid and expenses incurred to related parties																									567	3,672	377
Due from related parties																					11,256				11,256				72,910		11,071
Due to related party																					625				625				4,048		377
Baidu Zhixin Cooperation
Related party transactions
Amounts paid and expenses incurred to related parties																									5,739	37,178	699,983
Compensation received from termination																									31,955	207,000
Deduction to expenses incurred to related parties																									22,166	143,584	¥ 0
Baidu Holdings
Related party transactions
Loans to related parties	$ 100,000																				100,324				100,324			99,623	649,880
Repayment of loans to related parties															¥ 11,174													¥ 98,975
Loan interest income																									181	1,173
Loan, and extension of loan to related parties | $																		$ 11,174
Additional loan to related parties | $																		$ 5,000
Extended repayment term of additional loan to related parties																		3 months	3 months
Interest rate on the loan from/to related party (as a percent)	1.00%
Repayment term of loan to related parties	12 months																	3 months	3 months
Repayment of additional loan granted to related parties | $														$ 5,000
Due from related parties																					100,505				100,505				651,053
Baituo
Related party transactions
Repayment of loans from related parties																					959	¥ 6,210
Loans to related parties																					4,818				4,818				31,210
Due from related parties																					3,859				3,859				25,000
Baidu
Related party transactions
Upfront payments made to related parties | $																					1,019				1,019
Baidu Microcredit
Related party transactions
Due from related parties																					18				18				116
Ctrip
Related party transactions
Due from related parties																					349				349				2,258
Due to related party																					46				46				298
Homeinns
Related party transactions
Accommodation reservation commission earned																									658	4,263
Due from related parties																					395				395				2,562
eLong
Related party transactions
Due to related party																					10,794				10,794				69,919
Huazhu
Related party transactions
Accommodation reservation commission earned																									477	¥ 3,082
Due from related parties																					218				218				1,409
Due to related party																					$ 13				$ 13				¥ 87
Bo Dong
Related party transactions
Due to related party																															¥ 396